Calvert
Small-Cap Fund
June 30, 2023
Schedule of Investments (Unaudited)

Common Stocks — 97.4%

Security	Shares	Value
Aerospace & Defense — 2.9%
Hexcel Corp.	302,239	$ 22,976,209
Woodward, Inc.	553,733	65,844,391
		$ 88,820,600
Automobile Components — 3.6%
Atmus Filtration Technologies, Inc.(1)	481,243	$ 10,568,096
Dorman Products, Inc.(1)	987,477	77,842,812
Visteon Corp.(1)	137,427	19,735,892
		$ 108,146,800
Automobiles — 0.4%
Harley-Davidson, Inc.	349,668	$12,311,810
		$12,311,810
Banks — 5.1%
Commerce Bancshares, Inc.	1,026,289	$49,980,274
Community Bank System, Inc.	1,116,355	52,334,722
SouthState Corp.	635,801	41,835,706
Stock Yards Bancorp, Inc.	186,831	8,476,523
		$152,627,225
Building Products — 6.0%
AAON, Inc.	529,840	$50,234,130
AZEK Co., Inc. (The)(1)	2,069,640	62,689,396
CSW Industrials, Inc.	302,913	50,341,112
Hayward Holdings, Inc.(1)	1,337,079	17,181,465
		$180,446,103
Capital Markets — 2.5%
Cohen & Steers, Inc.	684,390	$39,687,776
Stifel Financial Corp.	600,923	35,857,075
		$75,544,851
Chemicals — 2.6%
Minerals Technologies, Inc.	247,100	$14,255,199
Quaker Chemical Corp.	322,692	62,892,671
		$77,147,870
Consumer Staples Distribution & Retail — 4.1%
Casey's General Stores, Inc.	201,465	$49,133,284
Chefs' Warehouse, Inc. (The)(1)	686,760	24,558,537
Performance Food Group Co.(1)	819,786	49,383,909
		$123,075,730
Security	Shares	Value
Containers & Packaging — 2.0%
AptarGroup, Inc.	514,965	$ 59,663,845
		$ 59,663,845
Diversified Consumer Services — 1.4%
Bright Horizons Family Solutions, Inc.(1)	471,873	$ 43,624,659
		$ 43,624,659
Diversified REITs — 2.6%
Essential Properties Realty Trust, Inc.	3,334,846	$ 78,502,275
		$ 78,502,275
Electric Utilities — 1.2%
IDACORP, Inc.	357,411	$36,670,369
		$36,670,369
Financial Services — 2.0%
Euronet Worldwide, Inc.(1)	511,366	$60,019,027
		$60,019,027
Food Products — 1.6%
J&J Snack Foods Corp.	236,721	$37,487,137
Lancaster Colony Corp.	48,054	9,663,179
		$47,150,316
Gas Utilities — 2.6%
ONE Gas, Inc.	1,035,473	$79,534,681
		$79,534,681
Ground Transportation — 1.0%
Landstar System, Inc.	153,658	$29,585,311
		$29,585,311
Health Care Equipment & Supplies — 7.4%
Envista Holdings Corp.(1)	1,759,912	$59,555,422
ICU Medical, Inc.(1)	151,987	27,082,564
Integer Holdings Corp.(1)	353,453	31,319,470
Integra LifeSciences Holdings Corp.(1)	1,000,969	41,169,855
Neogen Corp.(1)	2,988,503	64,999,940
		$224,127,251
Health Care Providers & Services — 11.8%
Addus HomeCare Corp.(1)	307,442	$28,499,873
Agiliti, Inc.(1)(2)	3,096,343	51,089,660
Chemed Corp.	158,543	85,877,987
Premier, Inc., Class A	1,561,357	43,187,135
R1 RCM, Inc.(1)	3,734,103	68,894,200

Calvert
Small-Cap Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services (continued)
US Physical Therapy, Inc.	651,503	$ 79,085,949
		$ 356,634,804
Hotels, Restaurants & Leisure — 4.2%
Papa John's International, Inc.	446,483	$ 32,963,840
Texas Roadhouse, Inc.	164,431	18,462,313
Wyndham Hotels & Resorts, Inc.	1,085,543	74,435,683
		$ 125,861,836
Industrial REITs — 4.3%
EastGroup Properties, Inc.	362,045	$62,851,012
Rexford Industrial Realty, Inc.	489,052	25,538,296
Terreno Realty Corp.	706,314	42,449,471
		$130,838,779
Insurance — 8.3%
AMERISAFE, Inc.	458,149	$24,428,505
RLI Corp.	369,222	50,387,726
Ryan Specialty Holdings, Inc.(1)	1,043,127	46,825,971
Selective Insurance Group, Inc.	697,426	66,918,025
White Mountains Insurance Group, Ltd.	44,902	62,364,837
		$250,925,064
Interactive Media & Services — 0.1%
CarGurus, Inc.(1)	121,077	$2,739,972
		$2,739,972
Leisure Products — 0.8%
Brunswick Corp.	274,644	$23,795,156
		$23,795,156
Machinery — 2.3%
Albany International Corp., Class A	73,421	$6,848,711
Middleby Corp. (The)(1)	416,263	61,536,159
		$68,384,870
Professional Services — 3.2%
CBIZ, Inc.(1)	1,782,920	$94,993,978
		$94,993,978
Retail REITs — 1.3%
NETSTREIT Corp.	2,266,190	$40,496,815
		$40,496,815
Software — 7.2%
Altair Engineering, Inc., Class A(1)	432,854	$32,827,647
Security	Shares	Value
Software (continued)
Clearwater Analytics Holdings, Inc., Class A(1)	1,791,808	$ 28,435,993
Envestnet, Inc.(1)	1,071,618	63,600,528
Progress Software Corp.	743,644	43,205,716
SPS Commerce, Inc.(1)	261,124	50,151,476
		$ 218,221,360
Specialized REITs — 1.5%
CubeSmart	997,736	$ 44,558,890
		$ 44,558,890
Specialty Retail — 0.8%
RH(1)(2)	69,920	$23,044,933
		$23,044,933
Trading Companies & Distributors — 2.6%
Core & Main, Inc., Class A(1)	2,075,391	$65,042,754
Herc Holdings, Inc.	105,176	14,393,336
		$79,436,090
Total Common Stocks (identified cost $2,590,233,302)		$2,936,931,270

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(3)(4)	$2,520	$ 2,448,533
Total High Social Impact Investments (identified cost $2,520,000)		$ 2,448,533

Calvert
Small-Cap Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 4.2%
Affiliated Fund — 4.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(5)	127,789,574	$ 127,789,574
Total Affiliated Fund (identified cost $127,789,574)		$ 127,789,574
Securities Lending Collateral — 0.0%(6)
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(7)	28,475	$ 28,475
Total Securities Lending Collateral (identified cost $28,475)		$ 28,475
Total Short-Term Investments (identified cost $127,818,049)		$ 127,818,049
Total Investments — 101.7% (identified cost $2,720,571,351)		$3,067,197,852
Other Assets, Less Liabilities — (1.7)%		$ (52,308,211)
Net Assets — 100.0%		$3,014,889,641

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2023. The aggregate market value of securities on loan at June 30, 2023 was $28,954,299 and the total market value of the collateral received by the Fund was $29,251,209, comprised of cash of $28,475 and U.S. government and/or agencies securities of $29,222,734.
(3)	May be deemed to be an affiliated company.
(4)	Restricted security. Total market value of restricted securities amounts to $2,448,533, which represents 0.1% of the net assets of the Fund as of June 30, 2023.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.
(6)	Amount is less than 0.05%.
(7)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:
REITs	– Real Estate Investment Trusts

Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$2,520,000
The Fund did not have any open derivative instruments at June 30, 2023.

Calvert
Small-Cap Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At June 30, 2023, the value of the Fund's investment in Calvert Impact Capital, Inc. and in funds that may be deemed to be affiliated was $130,238,107, which represents 4.3% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$2,340,475	$ —	$ —	$ —	$108,058	$ 2,448,533	$ 28,350	$ 2,520,000
Short-Term Investments
Liquidity Fund, Institutional Class(2)	1,117,065	706,013,204	(579,340,695)	—	—	127,789,574	1,999,866	127,789,574
Total				$ —	$108,058	$130,238,107	$2,028,216

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,936,931,270(1)	$ —	$ —	$2,936,931,270
High Social Impact Investments	—	2,448,533	—	2,448,533
Short-Term Investments:
Affiliated Fund	127,789,574	—	—	127,789,574
Securities Lending Collateral	28,475	—	—	28,475
Total Investments	$3,064,749,319	$2,448,533	$ —	$3,067,197,852

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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